Government grants	12 Months Ended
Dec. 31, 2022
Government grants
Government Grants

23. Government Grants

During the years ended December 31, 2021 and 2020, the Company received government grants through the Canada Emergency Wage Subsidy (“CEWS”), the Canada Emergency Rent Subsidy (“CERS”) and the National Research Council of Canada Industrial Research Assistance Program (“NRC IRAP”). The CEWS, CERS and the NRC IRAP were recognized as a reduction to general and administrative expenses.

	For the years ended December 31,
	2022	2021	2020
CEWS	$-	$226,607	$292,161
CERS	-	188,983	58,526
NRC IRAP	-	50,000	-
Government grants recognized	-	465,590	350,687